Fair Value Measurements - Schedule of Liabilities Measure on Recurring and Nonrecurring Basis (Details) - 2% Convertible Notes - Level 1 - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2% Convertible Senior Notes	$ 207,882	$ 237,475
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2% Convertible Senior Notes	$ 171,698	$ 164,020